DWS Global Small Cap Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.72%
S&P Developed SmallCap Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.48%	7.02%	9.33%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.90%	2.70%	3.51%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.60%	3.62%	4.05%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.05%	4.94%	5.56%
Performance Inception Date	Apr. 16, 1998
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.03%	5.40%	5.39%
Performance Inception Date	Apr. 16, 1998
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.32%	6.50%	6.53%
Performance Inception Date	Aug. 25, 2014
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.30%	6.47%	6.47%
Performance Inception Date	Aug. 26, 2008
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.25%	6.46%	6.45%
Performance Inception Date	Sep. 10, 1991